OTHER INVESTMENTS - Fair value of investments (Details) - At fair value - Rand Refinery Proprietary Limited ("Rand Refinery") - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	R 166.8	R 156.3
Fair value adjustment on equity investments at fair value through OCI	135.2	10.5
Balance at the end of the year	R 302.0	R 166.8